Long-Term Borrowings (Details) - Schedule of Long-Term Borrowings - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Bank borrowings
Bank borrowings	$ 7,410,393	$ 8,640,311
Long-term borrowings, Current portion	(2,018,170)	(1,817,873)
Long-term borrowings	$ 5,392,223	6,822,438
Bottom of Range [Member]
Bank borrowings
Interest rate	1.25%		0.78%
Collaterialized Borrowings [Member]
Bank borrowings
Bank borrowings	$ 1,387,587	$ 1,891,735
Collaterialized Borrowings [Member] | Bottom of Range [Member]
Bank borrowings
Interest rate	2.51%	2.39%
Collaterialized Borrowings [Member]
Bank borrowings
Bank borrowings	$ 1,212,277	$ 1,439,711
Collaterialized Borrowings [Member] | Bottom of Range [Member]
Bank borrowings
Interest rate	2.52%	2.40%
Collaterialized Borrowings [Member]
Bank borrowings
Bank borrowings	$ 307,555	$ 428,033
Collaterialized Borrowings [Member] | Bottom of Range [Member]
Bank borrowings
Interest rate	2.97%	2.85%
Uncollaterialized borrowings [Member]
Bank borrowings
Bank borrowings	$ 188,847	$ 256,157
Uncollaterialized borrowings [Member] | Bottom of Range [Member]
Bank borrowings
Interest rate	3.05%	2.92%
Collaterialized Borrowings [Member]
Bank borrowings
Bank borrowings	$ 2,826,497	$ 3,029,959
Collaterialized Borrowings [Member] | Bottom of Range [Member]
Bank borrowings
Interest rate	3.05%	2.92%
Collaterialized Borrowings [Member]
Bank borrowings
Bank borrowings	$ 1,487,630	$ 1,594,716
Collaterialized Borrowings [Member] | Bottom of Range [Member]
Bank borrowings
Interest rate	3.05%	2.92%